Fair value measurement - Estimate of fair value (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other assets
Assets		$ 1,347,145	$ 1,734,353
Other financial assets
Other financial assets.		6,065	8,162
Assets and liabilities measured at fair value
Gain/Loss recognised in profit or loos			530	$ 7,615
At fair value
Other financial liabilities
Other financial liabilities - derivatives			(21,965)
Other liabilities
Contingent consideration in a business combinations		(16,632)
Level 3 of fair value hierarchy | At fair value
Other financial liabilities
Other financial liabilities - derivatives			(21,965)
Other liabilities
Contingent consideration in a business combinations		(16,632)
Equity securities | At fair value
Other assets
Assets		2,609
Other financial assets
Other financial assets.			5,544
Equity securities | Level 1 of fair value hierarchy | At fair value
Other assets
Assets		2,609
Other financial assets
Other financial assets.			5,544
Biological assets
Assets and liabilities measured at fair value
Cash proceeds		8,668
Biological assets | Level 3 of fair value hierarchy | At fair value
Assets and liabilities measured at fair value
Beginning of period		0	7,790
Gain/Loss recognised in profit or loos			(530)
Disposals of biological assets			(7,365)
Translation differences and other			105
End of period			0	$ 7,790
Cross currency swap
Disclosure of financial liabilities [line items]
Cash receipts from swap	$ 3,608
Cross currency swap | At fair value
Other financial liabilities
Other financial liabilities - derivatives		$ 0	(9,600)
Cross currency swap | Level 2 of fair value hierarchy | At fair value
Other financial liabilities
Other financial liabilities - derivatives			$ (9,600)